Summary of Significant Accounting Policies (Details) - Schedule of financial instruments - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Financial assets
Cash and cash equivalents	$ 13,702	$ 9,861	$ 9,943
Time deposits in other financial institutions	2,252	6,963
Available-for-sale securities	541	1,045
Held-to-maturity securities	611	775
Loans held for sale	685
Loans receivable - net	295,431	285,700
Federal Home Loan Bank stock
Accrued interest receivable	830	758
Financial liabilities
Deposits	213,118	193,864
Federal Home Loan Bank advances	55,416	66,719
Advances by borrowers for taxes and insurance	800	763
Accrued interest payable	27	28
Carrying Value [Member]
Financial assets
Cash and cash equivalents	13,702	9,861
Time deposits in other financial institutions	2,229	6,962
Available-for-sale securities	541	1,045
Held-to-maturity securities	598	775
Loans held for sale	667
Loans receivable - net	285,887	280,969
Federal Home Loan Bank stock	6,498	6,482
Accrued interest receivable	830	758
Financial liabilities
Deposits	212,273	195,836
Federal Home Loan Bank advances	54,715	66,703
Advances by borrowers for taxes and insurance	800	763
Accrued interest payable	27	28
Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and cash equivalents	13,702	9,861
Time deposits in other financial institutions	2,252	6,963
Available-for-sale securities
Held-to-maturity securities
Loans held for sale
Loans receivable - net
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities
Deposits	78,118	69,944
Federal Home Loan Bank advances
Advances by borrowers for taxes and insurance
Accrued interest payable
Fair Value, Inputs, Level 2 [Member]
Financial assets
Cash and cash equivalents
Time deposits in other financial institutions
Available-for-sale securities	541	1,045
Held-to-maturity securities	611	775
Loans held for sale	685
Loans receivable - net
Federal Home Loan Bank stock
Accrued interest receivable	830	758
Financial liabilities
Deposits	135,000	123,920
Federal Home Loan Bank advances	55,416	66,719
Advances by borrowers for taxes and insurance	800	763
Accrued interest payable	27	28
Fair Value, Inputs, Level 3 [Member]
Financial assets
Cash and cash equivalents
Time deposits in other financial institutions
Available-for-sale securities
Held-to-maturity securities
Loans held for sale
Loans receivable - net	295,431	285,700
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities
Federal Home Loan Bank advances
Advances by borrowers for taxes and insurance
Accrued interest payable